Accounts Receivable, Net (Tables)	6 Months Ended
May 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

The accounts receivable, net, as of May 31, 2025 and November 30, 2024, consists of the following:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Accounts receivable	9,385,961	10,772,972	1,373,946
Less: allowance for credit losses	(7,027,799)	(7,527,799)	(960,068)
Accounts receivable, net	2,358,162	3,245,173	413,878

Schedule of Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Balance at beginning of the year	2,154,945	7,027,799	903,259
Provision of expected credit losses	3,890,793	500,000	56,809
Write-off of accounts receivable	982,061	—	—
Balance at end of the year	7,027,799	7,527,799	960,068